Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventories recognized as an expense	$ 72.1	$ 84.8
Ore on leach pads and ore stockpiles write-down to net realizable value	8.5	40.6
Spare parts and supplies write-down to net realizable value		$ 0.1